Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000099791
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Full Discretion Institutional Securitized Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.
Additional Information Phone Number	1-800-343-2029
Additional Information Website	https://info.loomissayles.com/full-discretion-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 410,356,043
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligations	1.4%
Residential Mortgaged-Backed Obligations	9.9%
Short-Term Investment	10.7%
Commercial Mortgage-Backed Obligations	14.6%
Asset-Backed Securities	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
KDAC Aviation Finance, Ser 2017-1A, Cl C	7.385%	12/15/42	2.9%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.7%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.5%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.853%	02/10/47	1.5%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.5%
Harbour Aircraft Investments, Ser 2017-1, Cl A	6.000%	11/15/37	1.4%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.4%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.3%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3	6.150%	06/15/39	1.3%
Stream Innovations Issuer Trust, Ser 2024-1A, Cl C	11.400%	07/15/44	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-343-2029
Updated Prospectus Web Address	https://info.loomissayles.com/full-discretion-funds